Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Sep-2019
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
1
15-Oct-2019
Distribution Date
30-Sep-2019
1-Aug-2019
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
10-Oct-2019
Record Date
11-Oct-2019
20
20
15-Oct-2019
25-Sep-2019
15-Oct-2019
25-Sep-2019
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
360,800,000.00
102,273,483.53
258,526,516.47
Class A-1 Notes
283.463092
360,800,000.00
0.716537
511,000,000.00
0.00
511,000,000.00
Class A-2A Notes
0.000000
511,000,000.00
1.000000
50,000,000.00
0.00
50,000,000.00
Class A-2B Notes
0.000000
50,000,000.00
1.000000
464,000,000.00
0.00
464,000,000.00
Class A-3 Notes
0.000000
464,000,000.00
1.000000
128,560,000.00
0.00
128,560,000.00
Class A-4 Notes
0.000000
128,560,000.00
1.000000
1,514,360,000.00
1,412,086,516.47
102,273,483.53
Total Note Balance
1,514,360,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
59,419,148.16
38,846,436.21
1,553,206,436.21
38,830,160.91
Pool Balance
1,615,006,230.09
1,510,335,825.54
1,615,006,230.09
1,553,206,436.21
61,799,793.88
61,799,793.88
1,450,916,677.38
38,846,436.21
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,830,160.91
2.50%
2.50%
38,846,436.21
2.50%
38,830,160.91
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
102,273,483.53
283.463092
Class A-2A Notes
2.040000%
579,133.33
1.133333
579,133.33
1.133333
Class A-2B Notes
2.198380%
61,066.11
1.221322
61,066.11
1.221322
Class A-3 Notes
1.940000%
500,088.89
1.077778
500,088.89
1.077778
Class A-4 Notes
2.040000%
145,701.33
1.133333
145,701.33
1.133333
$103,559,473.19
Total
$1,285,989.66

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Sep-2019
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
52,205.27
Advances made by the Servicer
Available Collections
114,234,108.47
Recoveries
0.00
103,666,364.29
114,234,108.47
455,733.98
0.00
10,026,802.92
33,002.01
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
2,691,677.05
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,285,989.66
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
102,273,483.53
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
114,234,108.47
7,982,958.23
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
2,691,677.05
2,691,677.05
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,285,989.66
1,285,989.66
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
579,133.33
0.00
579,133.33
thereof on Class A-2B Notes
61,066.11
0.00
61,066.11
thereof on Class A-3 Notes
500,088.89
0.00
500,088.89
thereof on Class A-4 Notes
145,701.33
0.00
145,701.33
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,285,989.66
1,285,989.66
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
102,273,483.53
0.00
102,273,483.53
Aggregate Principal Distributable Amount
102,273,483.53
102,273,483.53
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Sep-2019
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,883,016.09
0.00
0.00
3,883,016.09
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
31,821.15
1,180.86
1,180.86
1,180.86
33,002.01
3,883,016.09
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $361M (22.3%), Class A-2A Notes $511M (31.6%), Class A-2B Notes $50M (3.1%), Class A-3 Notes $464M (28.7%), Class A-4 Notes $129M (7.9%), Certificates
$103M (6.4%), Total $1,617M (100.0%). The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and
Certificates, or $80,864,222.20, according to Regulation RR.

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Sep-2019
Pool Statistics
Principal Gross Losses
Pool Data
1,615,006,230.09
3.71%
50.00
14.65
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,615,006,230.09
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
38,017,940.43
52,205.27
951,834.99
1,510,335,825.54
49,580
50,838
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,838
65,648,423.86
3.71%
52.01
Pool Factor
93.52%
12.33

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Sep-2019
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,510,335,825.54
49,580
100.00%
91-120 Days Delinquent
0
- %
0.00
61-90 Days Delinquent
10
0.04%
532,087.08
31-60 Days Delinquent
54
0.16%
2,418,560.19
Current
99.80%
1,507,385,178.27
49,516
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.302%
0.035%
No
Loss Statistics
Average Net Loss / (Gain)
17,742.53
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.381%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.381%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
496,790.77
496,790.77
Principal Net Loss / (Gain)
Principal Recoveries
-
-
Principal Net Liquidation Proceeds
455,044.22
455,044.22
Principal Gross Losses
951,834.99
951,834.99
28
28
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.031%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
NA
NA
NA